CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income (loss)	$ 300,000	$ (27,400,000)	$ (20,800,000)	$ (29,600,000)	$ 8,853	$ (1,142)
Adjustments to reconcile net loss to net cash flows provided by operating activities:
Depreciation and amortization			51,600,000	34,900,000
Interest earned on investments held in Trust Account					(2,248,591)
Amortization of debt discount and debt issuance costs			1,200,000	800,000
Inventory obsolescence			1,300,000	600,000
Gain on sale of rental equipment			(6,500,000)	(3,700,000)
Provision for bad debt			2,800,000	1,300,000
Loss on debt extinguishment			7,600,000
(Repayment) accrual of paid-in-kindinterest			(11,200,000)	4,700,000
Change in fair value of warrants		28,300,000		28,300,000
Share-based payment			6,300,000
Changes in deferred taxes			(3,400,000)
Changes in:
Accounts receivable			6,200,000	(14,200,000)
Prepaid expenses					(178,037)
Inventories			(102,800,000)	(53,200,000)
Accounts payable					1,561,966
Proceeds from sale of rental equipment			48,200,000	26,800,000
Payable to related party					91,362	800
Prepaid expenses and other assets			(5,500,000)	(1,300,000)
Income taxes payable					309,000
Proceeds from floor plans with manufacturers			240,500,000	183,100,000
Payments under floor plans with manufacturers			(273,100,000)	(188,400,000)
Accounts payable, accrued expenses, customer deposits, and other current liabilities			16,000,000	5,100,000
Leases and other liabilities			(3,100,000)	800,000
Net cash used in operating activities			(44,700,000)	(4,000,000)	(455,447)	(342)
Cash flows from investing activities:
Proceeds from the sale of assets			1,000,000
Proceeds deposited in Trust Account					(143,750,000)
Expenditures for rental equipment			(34,500,000)	(18,000,000)
Expenditures for property and equipment			(4,000,000)	(2,100,000)
Expenditures for acquisitions, net of cash acquired			(128,800,000)	(65,600,000)
Net activity on notes and land contract receivable				100,000
Net cash used in investing activities			(166,300,000)	(85,600,000)	(143,750,000)
Cash flows from financing activities:
Expenditures for debt issuance costs			(2,700,000)	(100,000)
Proceeds from note payable - related party					19,750	50,000
Extinguishment of floor plans and line of credit			(132,900,000)
Repayment of note payable - related party					(69,750)
Extinguishment of long-term debt			(82,000,000)
Proceeds from sale of Units in Public Offering					143,750,000
Redemption of former shareholder notes payable			(6,700,000)
Proceeds from sale of Units in Private Placement					4,625,000
Extinguishment of warrant liability			(29,600,000)
Payment of underwriting discounts					(2,875,000)
Proceeds from lines of credit			334,500,000	137,400,000
Payment of offering costs					(639,723)
Payments under lines of credit			(187,100,000)	(88,000,000)
Proceeds from floor plans with unaffiliated source			63,500,000	81,400,000
Payments under floor plans with unaffiliated source			(61,300,000)	(50,700,000)
Proceeds from issuance of long-term debt, net			149,400,000	20,000,000
Payments on long-term debt			(4,800,000)	(9,100,000)
Payments on capital lease obligations			(600,000)	(700,000)
Equity proceeds from reverse recapitalization, net			175,700,000
Proceeds from disgorgement of short swing profits			1,600,000
Repurchases of common stock			(5,900,000)
Net cash provided by financing activities			211,100,000	90,200,000	144,810,277	50,000
NET CHANGE IN CASH			100,000	600,000	604,830	49,658
Cash, Beginning of year			654,488	1,500,000	1,500,000
Cash, End of period	$ 100,000	$ 2,100,000	100,000	2,100,000	654,488	1,500,000
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest			$ 26,000,000	9,700,000
Taxes paid					800	800
Previously Reported
Cash flows from financing activities:
Cash, Beginning of year				$ 49,658	$ 49,658
Cash, End of period						$ 49,658